Basis of presentation and accounting policies - Financial information before intergroup elimination (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basis of presentation and accounting policies
Non-current assets	$ 2,792,066	$ 3,188,320
Current assets	749,910	647,468
Total assets	3,541,976	3,835,788
Non-current liabilities	2,052,139	2,297,100
Current liabilities	685,928	676,319
Total liabilities	2,738,067	2,973,419
Equity	803,909	862,369	$ 773,608	$ 805,286
Revenue	1,400,038	1,378,663	706,913
Gross profit / (loss)	485,361	415,685	84,532
Operating income / (loss)	540,637	304,575	6,460
Financial results	(345,519)	(113,087)	(96,500)
Share of income in associates	7,108	(970)	(629)
Income tax	(24,241)	24,883	69,111
Net income for the year	226,467	165,635	(180,976)
Other comprehensive income/(loss) for the year	(281,750)	92,007	138,722
Total comprehensive loss for the year	(55,283)	257,642	(42,254)
Toscana Aeroporti S.p.a.
Basis of presentation and accounting policies
Non-current assets	267,569	255,355
Current assets	68,197	89,097
Total assets	335,766	344,452
Non-current liabilities	78,834	99,928
Current liabilities	139,248	137,057
Total liabilities	218,082	236,985
Equity	117,684	107,467
Revenue	133,422	117,209	70,469
Gross profit / (loss)	41,783	22,633	(12,681)
Operating income / (loss)	28,418	10,306	(12,182)
Financial results	(7,350)	(4,119)	(3,061)
Share of income in associates	14	(258)	91
Income tax	(6,842)	(1,528)	8,704
Net income for the year	14,240	4,401	(6,448)
Other comprehensive income/(loss) for the year	4,142	(5,827)	(8,978)
Total comprehensive loss for the year	18,382	(1,426)	(15,426)
Dividends paid	7,838	7,340
Increase / (decrease) in cash
Provided by / (used in) operating activities	21,469	26,588	(13,249)
Used in investing activities	(1,388)	(3,161)	(4,909)
Used in financing activities	$ (52,221)	$ (21,843)	$ (8,522)